UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington D.C. 20549

                                    Form 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  June 30, 2012

Check here if Amendment [   ]; Amendment Number:
  This Amendment (Check only one):        [   ] is a restatement.
                                          [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:       Hahn Capital Management, LLC
Address:    601 Montgomery Street - Suite 840
            San Francisco, CA 94111

Form 13F File Number:  028-10195

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:       John D. Schaeffer
Title:      Managing Member
Phone:      415-394-6555

Signature, Place, and Date of Signing:

    /s/ John Schaeffer        San Francisco, CA          August 15, 2012
 ------------------------   ------------------------   ------------------------
       [Signature]               [City, State]                 [Date]


Report type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this report manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holding are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                         0
                                                     ------------

Form 13F Information Table Entry Total:                   32
                                                     ------------

Form 13F Information Table Value Total:              $  383,348
                                                     ------------
                                                      (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NONE

                                               FORM 13F INFORMATION TABLE
                                                 VALUE       SHARES/     SH/PUT/INVSTMT OTHER         VOTING AUTHORITY
NAME OF ISSUER     TITLE OF CLASS   CUSIP NO   (X$1000)      PRN AMT     PRNCALLDSCRETNMANAGERS SOLE       SHARED     NONE
Albemarle               COM          012653101   7010563           117548SH      SOLE          117548        0         0
Big Lots                COM          089302103   6879641           168660SH      SOLE          168660        0         0
CIT Group               COM           125581801 15958166           447760SH      SOLE          447760        0         0
CareFusion Corporat     COM          14170T101  10251353           399196SH      SOLE          399196        0         0
Carter's                COM           146229109 17378619           330392SH      SOLE          330392        0         0
Chart Industries        COM          16115Q308  12440197           180922SH      SOLE          180922        0         0
Covanta Holdings        COM          22282E102  10201249           594825SH      SOLE          594825        0         0
Denbury Resources       COM           247916208  7179260           475133SH      SOLE          475133        0         0
Euronet Worldwide       COM           298736109  5744567           336530SH      SOLE          336530        0         0
General Cable           COM           369300108  9090180           350431SH      SOLE          350431        0         0
HCC Insurance Holdi     COM           404132102 16533796           526554SH      SOLE          526554        0         0
Hexcel                  COM           428291108 14019392           543598SH      SOLE          543598        0         0
Host Hotels & Resor     COM          44107P104  13475065           851774SH      SOLE          851774        0         0
IDEX Corporation        COM          45167R104  10160878           260669SH      SOLE          260669        0         0
Jacobs Engineering      COM           469814107 15788983           417036SH      SOLE          417036        0         0
Key Energy Services     COM           492914106  8338796          1097210SH      SOLE          1097210       0         0
Kinder Morgan Energ     COM           494550106  4820019            61339SH      SOLE           61339        0         0
Kinder Morgan Manag     COM          49455U100   8657506           117918SH      SOLE          117918        0         0
Kroger                  COM           501044101 16887978           728244SH      SOLE          728244        0         0
Neustar                 COM          64126X201  18595717           556758SH      SOLE          556758        0         0
PVH Corp                COM           693656100 11084530           142493SH      SOLE          142493        0         0
PartnerRe               COM          G6852T105  15530359           205238SH      SOLE          205238        0         0
Pioneer Natural Res     COM           723787107 10657709           120822SH      SOLE          120822        0         0
Reliance Steel & Al     COM           759509102 16306551           322902SH      SOLE          322902        0         0
Roper Industries        COM           776696106  8870721            89985SH      SOLE           89985        0         0
Ross Stores             COM           778296103 18297463           292900SH      SOLE          292900        0         0
SEI Investments         COM           784117103 10250013           515335SH      SOLE          515335        0         0
Valeant Pharma Int'     COM          91911K102  14514423           324055SH      SOLE          324055        0         0
Wabtec                  COM           929740108 13561648           173845SH      SOLE          173845        0         0
Waddell & Reed Fina     COM           930059100 11900827           393026SH      SOLE          393026        0         0
Weatherford Interna     COM          H27013103   9341476           739626SH      SOLE          739626        0         0
Western Union           COM           959802109 13620293           808806SH      SOLE          808806        0         0

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